Vanguard S&P Small-Cap 600 Value Index Fund

Schedule of Investments (unaudited)
As of May 31, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)1
Communication Services (1.6%)
*	Vonage Holdings Corp.	132,617	1,570
	Scholastic Corp.	31,600	1,046
	Gannett Co. Inc.	129,789	1,020
	Cogent Communications Holdings Inc.	15,611	913
	New Media Investment Group Inc.	61,654	569
*	Cincinnati Bell Inc.	57,082	365
	Spok Holdings Inc.	20,378	315
*,^ Frontier Communications Corp.		119,330	225
*	TechTarget Inc.	8,723	165
	Consolidated Communications Holdings Inc.	36,042	144
			6,332
Consumer Discretionary (14.8%)
*	TopBuild Corp.	39,414	3,124
	Lithia Motors Inc. Class A	25,336	2,892
	LCI Industries	28,186	2,336
*	Meritage Homes Corp.	40,641	2,036
	Bloomin' Brands Inc.	101,500	1,960
	Core-Mark Holding Co. Inc.	52,006	1,918
	MDC Holdings Inc.	55,648	1,749
	La-Z-Boy Inc.	52,902	1,703
	Cooper Tire & Rubber Co.	56,772	1,566
*,^ LGI Homes Inc.		21,112	1,440
	Group 1 Automotive Inc.	19,755	1,426
	Steven Madden Ltd.	46,971	1,421
	Abercrombie & Fitch Co.	74,642	1,291
*	Garrett Motion Inc.	83,919	1,291
*	American Axle & Manufacturing Holdings Inc.	126,708	1,281
	Big Lots Inc.	45,400	1,253
*	G-III Apparel Group Ltd.	47,556	1,224
*	Installed Building Products Inc.	23,745	1,221
*	Rent-A-Center Inc.	50,800	1,212
	Office Depot Inc.	613,247	1,202
	Wolverine World Wide Inc.	39,430	1,102
	Winnebago Industries Inc.	33,042	1,062
*	RH	10,795	919
	Caleres Inc.	48,618	917
*	Genesco Inc.	19,667	885
	GameStop Corp. Class A	115,603	876
*	Asbury Automotive Group Inc.	11,721	870
*	M/I Homes Inc.	31,223	855
*	Century Communities Inc.	31,039	829
*	Cooper-Standard Holdings Inc.	18,379	711
*	Shutterfly Inc.	14,661	696
*	William Lyon Homes Class A	37,017	686
*	Universal Electronics Inc.	15,655	617
	Ethan Allen Interiors Inc.	27,967	593
	Designer Brands Inc. Class A	29,436	532
*	Fossil Group Inc.	51,744	507

*	Vista Outdoor Inc.	65,366	501
*	Conn's Inc.	27,644	496
	Standard Motor Products Inc.	11,441	485
^	Buckle Inc.	32,166	484
	Sonic Automotive Inc. Class A	26,998	471
	Callaway Golf Co.	31,268	460
*	Hibbett Sports Inc.	20,739	459
	Oxford Industries Inc.	6,345	452
	Chico's FAS Inc.	132,103	445
*	Gentherm Inc.	11,815	442
*	Zumiez Inc.	21,429	424
	PetMed Express Inc.	23,447	410
*	MarineMax Inc.	25,897	403
	Shutterstock Inc.	10,334	393
*	Motorcar Parts of America Inc.	21,333	378
*	Red Robin Gourmet Burgers Inc.	14,712	376
	Haverty Furniture Cos. Inc.	21,537	375
	Sturm Ruger & Co. Inc.	7,116	354
	Cato Corp. Class A	25,909	321
*,^ Lumber Liquidators Holdings Inc.		32,468	311
*	Unifi Inc.	16,452	310
*,^ JC Penney Co. Inc.		358,469	305
	Barnes & Noble Inc.	64,772	284
*	Monarch Casino & Resort Inc.	6,167	265
*	Vera Bradley Inc.	23,966	262
*	Boot Barn Holdings Inc.	9,637	252
*	Express Inc.	77,740	234
*	Fiesta Restaurant Group Inc.	13,365	190
	Tile Shop Holdings Inc.	44,392	186
	Movado Group Inc.	5,957	153
*	Chuy's Holdings Inc.	6,626	147
*	Barnes & Noble Education Inc.	41,150	130
	Superior Industries International Inc.	25,599	94
*	Nautilus Inc.	33,768	91
*	Kirkland's Inc.	16,873	68
*	Vitamin Shoppe Inc.	17,748	66
			57,680
Consumer Staples (3.7%)
*	Darling Ingredients Inc.	186,663	3,528
	Universal Corp.	28,307	1,600
	Coca-Cola Consolidated Inc.	5,264	1,590
*	Central Garden & Pet Co. Class A	47,322	1,210
	J&J Snack Foods Corp.	6,646	1,069
	Andersons Inc.	29,862	811
	Cal-Maine Foods Inc.	19,550	724
*	United Natural Foods Inc.	58,049	589
^	B&G Foods Inc.	26,049	572
	Calavo Growers Inc.	5,851	512
	SpartanNash Co.	40,776	471
	John B Sanfilippo & Son Inc.	5,486	420
*	Chefs' Warehouse Inc.	10,996	348
	MGP Ingredients Inc.	5,336	321
*	Central Garden & Pet Co.	10,950	308
*	Seneca Foods Corp. Class A	7,520	186
	Dean Foods Co.	103,900	114
			14,373

Energy (4.8%)
*	PDC Energy Inc.	75,011	2,289
*	Dril-Quip Inc.	41,275	1,703
*	SRC Energy Inc.	275,856	1,308
*	Oil States International Inc.	68,646	1,142
*	Helix Energy Solutions Group Inc.	158,642	1,072
*	Gulfport Energy Corp.	168,227	920
	US Silica Holdings Inc.	82,979	861
*	C&J Energy Services Inc.	69,737	826
*	SEACOR Holdings Inc.	19,551	813
*	Newpark Resources Inc.	102,460	716
*	Par Pacific Holdings Inc.	33,832	663
*,^ Diamond Offshore Drilling Inc.		73,292	577
	Green Plains Inc.	43,754	571
*	Matrix Service Co.	30,372	550
*	Exterran Corp.	35,711	493
*	CONSOL Energy Inc.	18,055	473
*	Laredo Petroleum Inc.	172,071	454
	Nabors Industries Ltd.	188,497	445
*	REX American Resources Corp.	6,427	434
*	Whiting Petroleum Corp.	22,637	416
*	Unit Corp.	34,593	333
*	Noble Corp. plc	159,971	310
*	Superior Energy Services Inc.	176,894	287
*	Ring Energy Inc.	67,635	239
*	TETRA Technologies Inc.	142,561	220
*	Bonanza Creek Energy Inc.	10,156	198
*	Geospace Technologies Corp.	15,376	192
*	Gulf Island Fabrication Inc.	15,452	124
*	Era Group Inc.	12,099	89
			18,718
Financials (21.4%)
	Apollo Commercial Real Estate Finance Inc.	154,022	2,831
	Columbia Banking System Inc.	83,071	2,770
	First Financial Bancorp	111,537	2,490
	Simmons First National Corp. Class A	104,700	2,388
	United Community Banks Inc.	89,856	2,382
	ProAssurance Corp.	60,811	2,282
	Invesco Mortgage Capital Inc.	144,823	2,229
	Northwest Bancshares Inc.	117,530	1,971
	Eagle Bancorp Inc.	35,901	1,906
	Horace Mann Educators Corp.	46,470	1,883
	PennyMac Mortgage Investment Trust	86,131	1,792
	Banner Corp.	35,430	1,788
	NBT Bancorp Inc.	49,579	1,782
	Hope Bancorp Inc.	136,392	1,755
	Selective Insurance Group Inc.	23,393	1,676
	Provident Financial Services Inc.	69,453	1,656
	Ameris Bancorp	45,235	1,596
	Walker & Dunlop Inc.	31,559	1,586
	Employers Holdings Inc.	37,226	1,546
	American Equity Investment Life Holding Co.	54,375	1,539
	James River Group Holdings Ltd.	34,096	1,521
	Berkshire Hills Bancorp Inc.	51,777	1,511
	Safety Insurance Group Inc.	16,465	1,500
	Pacific Premier Bancorp Inc.	51,012	1,444
*	PRA Group Inc.	51,363	1,418

First Commonwealth Financial Corp.	111,851	1,406
CVB Financial Corp.	61,293	1,260
First BanCorp	120,596	1,201
Piper Jaffray Cos.	16,597	1,175
Southside Bancshares Inc.	35,918	1,170
Stewart Information Services Corp.	26,888	1,106
* NMI Holdings Inc. Class A	39,914	1,088
Great Western Bancorp Inc.	34,857	1,083
First Midwest Bancorp Inc.	54,507	1,062
Flagstar Bancorp Inc.	32,642	1,028
* Encore Capital Group Inc.	29,063	998
Boston Private Financial Holdings Inc.	94,983	974
ServisFirst Bancshares Inc.	29,727	932
* Third Point Reinsurance Ltd.	83,876	852
* Axos Financial Inc.	31,136	850
Meta Financial Group Inc.	31,283	819
* Enova International Inc.	37,970	811
Northfield Bancorp Inc.	53,677	806
* Ambac Financial Group Inc.	51,427	782
Capstead Mortgage Corp.	97,054	768
New York Mortgage Trust Inc.	124,687	753
Hanmi Financial Corp.	35,069	723
Waddell & Reed Financial Inc. Class A	43,268	699
Oritani Financial Corp.	43,383	694
S&T Bancorp Inc.	17,657	666
Banc of California Inc.	48,380	640
* Customers Bancorp Inc.	32,433	640
* INTL. FCStone Inc.	18,174	632
Dime Community Bancshares Inc.	34,794	619
Brookline Bancorp Inc.	42,535	610
Tompkins Financial Corp.	7,457	589
Granite Point Mortgage Trust Inc.	31,138	579
* EZCORP Inc. Class A	59,496	522
ARMOUR Residential REIT Inc.	29,331	510
OFG Bancorp	26,604	500
Opus Bank	24,493	492
* Donnelley Financial Solutions Inc.	38,687	477
Heritage Financial Corp.	16,522	464
Veritex Holdings Inc.	17,394	442
* World Acceptance Corp.	3,341	442
* HomeStreet Inc.	15,313	436
Central Pacific Financial Corp.	15,663	435
AMERISAFE Inc.	7,222	430
National Bank Holdings Corp. Class A	12,009	421
Fidelity Southern Corp.	14,446	407
TrustCo Bank Corp. NY	53,807	397
Preferred Bank	8,703	381
Virtus Investment Partners Inc.	3,737	380
Franklin Financial Network Inc.	13,843	363
United Insurance Holdings Corp.	24,365	328
WisdomTree Investments Inc.	48,116	289
Greenhill & Co. Inc.	7,701	115
		83,488
Health Care (4.0%)
* Magellan Health Inc.	27,125	1,791
* Select Medical Holdings Corp.	122,690	1,724
* LHC Group Inc.	11,921	1,350

*	Myriad Genetics Inc.	39,049	967
*	Providence Service Corp.	12,516	810
*	Emergent BioSolutions Inc.	19,932	796
*,^ Medicines Co.		18,637	664
*	Anika Therapeutics Inc.	16,104	612
*	Varex Imaging Corp.	17,301	462
*	Momenta Pharmaceuticals Inc.	37,950	441
*	Cambrex Corp.	11,054	440
*	Natus Medical Inc.	16,093	401
*	AMAG Pharmaceuticals Inc.	39,400	375
*	Orthofix Medical Inc.	7,560	373
	Phibro Animal Health Corp. Class A	12,199	361
*	Lantheus Holdings Inc.	14,867	357
*	OraSure Technologies Inc.	38,453	319
*	Cytokinetics Inc.	30,112	312
*	HealthStream Inc.	12,470	312
*	Diplomat Pharmacy Inc.	64,199	297
*	Cross Country Healthcare Inc.	40,941	291
*	Akorn Inc.	63,891	263
*	Acorda Therapeutics Inc.	24,186	225
	Invacare Corp.	37,576	223
*	Assertio Therapeutics Inc.	72,530	213
*,^ Lannett Co. Inc.		38,847	204
*	Community Health Systems Inc.	75,243	200
	Owens & Minor Inc.	70,749	190
	LeMaitre Vascular Inc.	7,168	185
	Computer Programs & Systems Inc.	7,023	181
*	Cutera Inc.	8,218	138
			15,477
Industrials (19.7%)
	SkyWest Inc.	58,536	3,437
	Moog Inc. Class A	36,780	3,031
	ABM Industries Inc.	75,061	2,721
	Universal Forest Products Inc.	69,039	2,226
	Tetra Tech Inc.	31,923	2,155
*	FTI Consulting Inc.	22,325	1,874
	Arcosa Inc.	55,138	1,869
	John Bean Technologies Corp.	17,152	1,759
	Mueller Industries Inc.	64,195	1,730
*	Saia Inc.	29,302	1,729
*	SPX FLOW Inc.	48,238	1,722
*	Mercury Systems Inc.	24,694	1,698
	Barnes Group Inc.	30,533	1,579
	Hillenbrand Inc.	41,115	1,531
*	Chart Industries Inc.	19,344	1,482
	Viad Corp.	22,909	1,440
	Simpson Manufacturing Co. Inc.	23,341	1,420
	Watts Water Technologies Inc. Class A	16,286	1,326
	EnPro Industries Inc.	23,561	1,307
*	American Woodmark Corp.	17,019	1,234
	Matthews International Corp. Class A	36,136	1,230
	Encore Wire Corp.	23,674	1,182
	Apogee Enterprises Inc.	30,809	1,117
	Korn Ferry	25,703	1,107
	Applied Industrial Technologies Inc.	19,780	1,075
*	Patrick Industries Inc.	25,708	1,049
	Alamo Group Inc.	10,916	1,036

* Atlas Air Worldwide Holdings Inc.	29,186	1,033
Greenbrier Cos. Inc.	36,673	998
Interface Inc. Class A	67,410	975
Kaman Corp.	17,390	967
* TrueBlue Inc.	45,445	965
* CIRCOR International Inc.	22,485	950
Standex International Corp.	14,338	933
Comfort Systems USA Inc.	18,819	888
* WageWorks Inc.	17,519	875
Cubic Corp.	15,274	862
Wabash National Corp.	62,525	845
* Hub Group Inc. Class A	21,646	843
Kelly Services Inc. Class A	35,375	831
Brady Corp. Class A	17,830	826
Multi-Color Corp.	15,817	787
Pitney Bowes Inc.	213,373	779
Marten Transport Ltd.	43,823	772
Astec Industries Inc.	25,855	761
Hawaiian Holdings Inc.	30,197	754
Actuant Corp. Class A	33,263	736
AAON Inc.	16,090	730
ArcBest Corp.	28,840	723
Federal Signal Corp.	30,009	717
Forward Air Corp.	11,753	656
Triumph Group Inc.	32,794	636
* GMS Inc.	37,358	629
* Echo Global Logistics Inc.	31,486	619
Tennant Co.	10,684	615
* MYR Group Inc.	18,794	607
Quanex Building Products Corp.	37,772	586
AAR Corp.	19,247	579
Griffon Corp.	39,029	561
Lindsay Corp.	6,727	534
Resources Connection Inc.	33,781	519
* Aegion Corp. Class A	35,979	518
* Team Inc.	34,084	495
Navigant Consulting Inc.	22,468	494
* Gibraltar Industries Inc.	13,825	494
* PGT Innovations Inc.	30,303	453
Briggs & Stratton Corp.	47,712	448
Heartland Express Inc.	21,567	386
AZZ Inc.	8,580	361
* Lydall Inc.	19,898	360
Powell Industries Inc.	9,933	342
Heidrick & Struggles International Inc.	10,119	307
* Veritiv Corp.	14,415	255
Titan International Inc.	57,067	241
LSC Communications Inc.	37,745	183
RR Donnelley & Sons Co.	79,961	178
Insteel Industries Inc.	9,258	169
		76,841
Information Technology (15.1%)
* Finisar Corp.	133,665	2,804
* Itron Inc.	38,099	2,158
* II-VI Inc.	67,550	2,123
* Insight Enterprises Inc.	40,253	2,072
* Sanmina Corp.	77,582	2,063

ManTech International Corp.Class A	30,139	1,850
* Electronics For Imaging Inc.	48,340	1,772
* Anixter International Inc.	32,647	1,742
* Plexus Corp.	35,056	1,736
Kulicke & Soffa Industries Inc.	74,990	1,454
* Rambus Inc.	123,647	1,405
* ExlService Holdings Inc.	22,576	1,338
* Qualys Inc.	14,973	1,327
* Advanced Energy Industries Inc.	25,124	1,260
* FormFactor Inc.	84,444	1,213
Xperi Corp.	55,162	1,159
* OSI Systems Inc.	10,853	1,124
* Sykes Enterprises Inc.	45,117	1,117
Methode Electronics Inc.	41,932	1,033
TiVo Corp.	141,485	1,019
Benchmark Electronics Inc.	43,718	966
CSG Systems International Inc.	21,324	956
* Rogers Corp.	6,899	952
* Alarm.com Holdings Inc.	15,950	930
* SolarEdge Technologies Inc.	17,121	917
* NETGEAR Inc.	35,722	900
* TTM Technologies Inc.	105,342	899
* ScanSource Inc.	29,145	851
ADTRAN Inc.	54,171	849
Badger Meter Inc.	15,520	819
Power Integrations Inc.	12,456	812
* Knowles Corp.	49,103	772
* Diodes Inc.	24,103	746
EVERTEC Inc.	24,526	703
* Fabrinet	16,295	695
* Cray Inc.	19,469	682
Progress Software Corp.	16,389	671
* LivePerson Inc.	24,001	668
NIC Inc.	40,802	651
* Veeco Instruments Inc.	54,472	626
TTEC Holdings Inc.	15,714	624
MTS Systems Corp.	11,371	617
* Photronics Inc.	76,032	617
* MaxLinear Inc.	27,994	593
* MicroStrategy Inc. Class A	4,386	583
Comtech Telecommunications Corp.	27,113	573
* Ultra Clean Holdings Inc.	44,179	563
* ePlus Inc.	7,558	534
* Ichor Holdings Ltd.	25,214	532
^ Ebix Inc.	10,976	515
* Rudolph Technologies Inc.	18,942	437
* FARO Technologies Inc.	9,391	414
* Diebold Nixdorf Inc.	46,871	398
* PDF Solutions Inc.	31,492	383
* Extreme Networks Inc.	66,192	373
Cohu Inc.	25,386	369
* Digi International Inc.	31,358	341
* Control4 Corp.	13,744	325
* CEVA Inc.	13,908	318
* Axcelis Technologies Inc.	19,573	290
Daktronics Inc.	44,901	279
Monotype Imaging Holdings Inc.	15,331	250

	Bel Fuse Inc. Class B	11,445	198
*,^ Applied Optoelectronics Inc.		21,428	186
*	Arlo Technologies Inc.	48,588	167
*	OneSpan Inc.	11,701	163
	Park Electrochemical Corp.	10,387	155
*	CalAmp Corp.	15,061	153
*	DSP Group Inc.	10,825	151
*	SMART Global Holdings Inc.	4,140	70
*	Kopin Corp.	30,096	35
			59,040
Materials (5.2%)
	HB Fuller Co.	57,658	2,274
	Stepan Co.	22,976	1,950
	Balchem Corp.	16,467	1,493
	Schweitzer-Mauduit International Inc.	35,041	1,096
	Neenah Inc.	19,122	1,093
*	Livent Corp.	165,589	1,047
	Boise Cascade Co.	43,895	975
*	Kraton Corp.	36,209	886
*	US Concrete Inc.	17,908	834
*	Ferro Corp.	61,365	831
*	AdvanSix Inc.	32,913	802
	PH Glatfelter Co.	49,893	727
	Mercer International Inc.	48,736	698
	Myers Industries Inc.	40,096	678
*	Koppers Holdings Inc.	23,304	621
	Innophos Holdings Inc.	22,216	591
	Materion Corp.	8,036	486
	Tredegar Corp.	28,956	451
	Haynes International Inc.	14,207	414
	American Vanguard Corp.	30,243	402
	Rayonier Advanced Materials Inc.	55,817	365
*	TimkenSteel Corp.	44,348	315
*	Century Aluminum Co.	55,971	313
*	Clearwater Paper Corp.	18,676	301
*,^ AK Steel Holding Corp.		143,583	247
	FutureFuel Corp.	14,161	147
	Olympic Steel Inc.	10,275	127
*	LSB Industries Inc.	23,229	78
			20,242
Other (0.0%)2
*,§ A Schulman Inc. CVR		29,338	13

Real Estate (7.1%)
	Xenia Hotels & Resorts Inc.	127,639	2,669
	Lexington Realty Trust	237,290	2,176
	Retail Opportunity Investments Corp.	129,361	2,166
	Chesapeake Lodging Trust	68,928	1,983
	Kite Realty Group Trust	95,102	1,446
	Summit Hotel Properties Inc.	118,884	1,359
	Washington REIT	49,817	1,326
	HFF Inc. Class A	25,824	1,115
	Independence Realty Trust Inc.	101,302	1,112
	Acadia Realty Trust	39,798	1,089
	Global Net Lease Inc.	55,182	1,016
	Chatham Lodging Trust	52,876	1,007

Franklin Street Properties Corp.		121,675	881
American Assets Trust Inc.		18,538	841
DiamondRock Hospitality Co.		84,642	839
iStar Inc.		73,398	808
Hersha Hospitality Trust Class A		40,893	697
LTC Properties Inc.		14,431	646
Office Properties Income Trust		25,095	600
RE/MAX Holdings Inc. Class A		20,134	596
Whitestone REIT		45,104	571
Getty Realty Corp.		15,812	490
Universal Health Realty Income Trust		5,298	434
Pennsylvania REIT		67,559	433
RPT Realty		33,742	411
Cedar Realty Trust Inc.		97,689	276
Saul Centers Inc.		4,987	268
NorthStar Realty Europe Corp.		12,472	205
^ CBL & Associates Properties Inc.		196,939	160
Realogy Holdings Corp.		6,655	47
			27,667
Utilities (2.3%)
South Jersey Industries Inc.		104,682	3,303
Avista Corp.		39,497	1,649
El Paso Electric Co.		21,725	1,264
California Water Service Group		23,407	1,152
American States Water Co.		13,295	970
Northwest Natural Holding Co.		11,146	767
			9,105
Total Common Stocks (Cost $418,782)			388,976
	Coupon
Temporary Cash Investment (1.4%)1
Money Market Fund (1.4%)
3,4 Vanguard Market Liquidity Fund (Cost
$5,425)	2.527%	54,246	5,426
Total Investments (101.1%) (Cost $424,207)			394,402
Other Assets and Liabilities-Net (-1.1%)4,5			(4,476)
Net Assets (100%)			389,926

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,323,000.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 1.2%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund's benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $3,609,000 of collateral received for securities on loan.
5 Cash of $50,000 has been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

S&P Small-Cap 600 Value Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2019	12	880	(60)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

S&P Small-Cap 600 Value Index Fund

The following table summarizes the market value of the fund's investments as of May 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	388,963	—	13
Temporary Cash Investments	5,426	—	—
Futures Contracts—Liabilities[1]	(12)	—	—
Total	394,377	—	13
1 Represents variation margin on the last day of the reporting period.